Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT	VALUE

CORPORATE BONDS (21.2%)

	Airlines (0.0%)
130,302	UAL Pass Through Trust Series
	2007-1µ
	6.636%, 01/02/24	$138,641
	Communication Services (3.6%)
435,000	Altice France, SAµ*
	7.375%, 05/01/26	464,397
1,825,000	America Movil, SAB de CV^
	5.000%, 03/30/20	1,833,833
350,000	Arrow Bidco, LLC*
	9.500%, 03/15/24	350,653
	CenturyLink, Inc.*
310,000	4.000%, 02/15/27µ	312,872
140,000	5.125%, 12/15/26^	144,197
470,000	Cincinnati Bell, Inc.µ*
	8.000%, 10/15/25	501,137
215,000	Consolidated Communications,
	Inc.^
	6.500%, 10/01/22	205,291
	CSC Holdings, LLC*
810,000	5.500%, 04/15/27µ	862,132
585,000	5.750%, 01/15/30	629,311
460,000	5.500%, 05/15/26µ	483,196
205,000	Cumulus Media New Holdings,
	Inc.*^
	6.750%, 07/01/26	216,403
206,000	Diamond Sports Group, LLC /
	Diamond Sports Finance
	Companyµ*
	5.375%, 08/15/26	205,538
1,556,000	Embarq Corp.µ
	7.995%, 06/01/36	1,731,781
	Entercom Media Corp.*^
335,000	7.250%, 11/01/24	354,676
200,000	6.500%, 05/01/27	214,469
	Frontier Communications Corp.
689,000	7.625%, 04/15/24	317,491
385,000	11.000%, 09/15/25	178,684
340,000	10.500%, 09/15/22	155,081
210,000	8.500%, 04/01/26*	215,606
140,000	8.000%, 04/01/27*	146,432
90,000	7.125%, 01/15/23	42,480
69,000	Go Daddy Operating Company,
	LLC / GD Finance Company, Inc.*
	5.250%, 12/01/27	72,486
350,000	Gray Television, Inc.*^
	7.000%, 05/15/27	381,913
	Hughes Satellite Systems Corp.^
245,000	6.625%, 08/01/26	271,652
80,000	5.250%, 08/01/26µ	87,081
115,000	iHeartCommunications, Inc.
	8.375%, 05/01/27	125,293
1,240,000	Inmarsat Finance, PLCµ*
	4.875%, 05/15/22	1,255,767
	Intelsat Jackson Holdings, SA^
505,000	9.750%, 07/15/25*	431,212
241,000	8.000%, 02/15/24*	247,242
130,000	5.500%, 08/01/23	106,579
350,000	LCPR Senior Secured Financing
	DAC*^
	6.750%, 10/15/27	371,105
PRINCIPAL
AMOUNT		VALUE
	Netflix, Inc.
200,000	4.875%, 06/15/30µ*	$209,206
130,000	4.875%, 04/15/28^	139,220
165,000	SBA Communications Corp.µ
	4.000%, 10/01/22	168,057
477,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	502,469
	Sprint Corp.
830,000	7.125%, 06/15/24^	858,826
585,000	7.875%, 09/15/23^	622,001
350,000	7.625%, 03/01/26^	366,016
136,000	7.250%, 02/01/28*	134,708
215,000	Telecom Italia Capital, SAµ
	6.000%, 09/30/34	242,264
	Telesat Canada / Telesat, LLC*
223,000	4.875%, 06/01/27^	230,147
125,000	6.500%, 10/15/27	130,994
580,000	United States Cellular Corp.µ
	6.700%, 12/15/33	657,386
	Windstream Services, LLC /
	Windstream Finance Corp. @
115,000	7.750%, 10/01/21	14,418
42,000	10.500%, 06/30/24*	17,362
140,000	Zayo Group, LLC / Zayo Capital,
	Inc.*
	5.750%, 01/15/27	143,245
		17,352,309
	Consumer Discretionary (3.3%)
	Ashton Woods USA, LLC / Ashton
	Woods Finance Company*
204,000	6.625%, 01/15/28	208,221
163,000	9.875%, 04/01/27	188,104
335,000	Beverages & More, Inc.*
	11.500%, 06/15/22	217,881
	Boyd Gaming Corp.
355,000	6.000%, 08/15/26	377,464
135,000	4.750%, 12/01/27*	137,657
390,000	Caesars Resort Collection, LLC /
	CRC Finco, Inc.*
	5.250%, 10/15/25	396,792
	CCO Holdings, LLC / CCO
	Holdings Capital Corp.
735,000	5.125%, 05/01/27*	770,137
460,000	5.000%, 02/01/28*	482,128
285,000	5.750%, 09/01/23µ	289,108
207,000	Cedar Fair, LP*
	5.250%, 07/15/29	219,035
	Century Communities, Inc.
345,000	6.750%, 06/01/27*^	374,748
190,000	5.875%, 07/15/25µ	199,915
550,000	Dana Financing Luxembourg
	Sarl*^
	6.500%, 06/01/26	588,178
405,000	DISH DBS Corp.^
	7.750%, 07/01/26	425,736
700,000	Eldorado Resorts, Inc.µ
	6.000%, 04/01/25	734,188
	ESH Hospitality, Inc.*
350,000	5.250%, 05/01/25^	359,186
138,000	4.625%, 10/01/27µ	138,172
	Ford Motor Credit Company,
	LLCµ
350,000	4.063%, 11/01/24	361,585
315,000	4.134%, 08/04/25	323,280

See accompanying Notes to Schedule of Investments

3/2/2020 2:25 PM

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
315,000	3.664%, 09/08/24	$320,251
350,000	GLP Capital, LP / GLP Financing
	II, Inc.µ
	5.250%, 06/01/25	392,100
550,000	goeasy, Ltd.µ*
	5.375%, 12/01/24	567,770
500,000	Guitar Center, Inc.*
	9.500%, 10/15/21	497,922
69,000	Installed Building Products, Inc.*^
	5.750%, 02/01/28	73,913
345,000	International Game Technology,
	PLC*^
	6.250%, 01/15/27	390,497
506,000	L Brands, Inc.µ
	6.875%, 11/01/35	507,892
325,000	Lennar Corp.µ
	5.250%, 06/01/26	360,570
	M/I Homes, Inc.
340,000	5.625%, 08/01/25µ	358,158
205,000	4.950%, 02/01/28*	211,407
	Mattel, Inc.*^
335,000	5.875%, 12/15/27	353,018
320,000	6.750%, 12/31/25	343,574
350,000	Mclaren Finance, PLCµ*^
	5.750%, 08/01/22	338,221
138,000	Michaels Stores, Inc.*^
	8.000%, 07/15/27	123,985
445,000	Newell Brands, Inc.µ
	4.200%, 04/01/26	465,074
	Penske Automotive Group, Inc.
345,000	5.500%, 05/15/26^	357,808
160,000	5.375%, 12/01/24µ	164,406
	Rite Aid Corp.
620,000	6.125%, 04/01/23*	565,217
470,000	7.700%, 02/15/27^	384,939
205,000	Salem Media Group, Inc.*
	6.750%, 06/01/24	199,284
138,000	Service Corp. International^
	5.125%, 06/01/29	147,329
	Sirius XM Radio, Inc.µ*
345,000	5.500%, 07/01/29	372,512
345,000	4.625%, 07/15/24	358,678
345,000	Speedway Motorsports, LLC /
	Speedway Funding II, Inc.*
	4.875%, 11/01/27	349,518
207,000	Taylor Morrison Communities,
	Inc.µ*
	5.750%, 01/15/28	226,622
345,000	Twin River Worldwide Holdings,
	Inc.*
	6.750%, 06/01/27	365,690
120,679	US Airways Pass Through Trust
	Series 2012-2, Class B
	6.750%, 12/03/22	126,743
295,000	VOC Escrow, Ltd.µ*
	5.000%, 02/15/28	307,418
		16,022,031
	Consumer Staples (1.0%)
355,000	Albertsons Companies, LLC /
	Safeway, Inc. / New Albertsons,
	LP / Albertson's, LLCµ
	5.750%, 03/15/25	368,920
210,000	Dean Foods Company*@
	6.500%, 03/15/23	40,477
PRINCIPAL
AMOUNT		VALUE
215,000	Energizer Holdings, Inc.*^
	6.375%, 07/15/26	$229,173
340,000	Fresh Market, Inc.*
	9.750%, 05/01/23	166,926
	JBS USA LUX, SA / JBS USA
	Finance, Inc.*
760,000	5.875%, 07/15/24µ	782,283
525,000	6.750%, 02/15/28^	583,348
	JBS USA LUX, SA / JBS USA
	Food Company / JBS USA
	Finance, Inc.*
276,000	5.500%, 01/15/30^	299,688
109,000	6.500%, 04/15/29µ	122,125
	New Albertson's, Inc.
174,000	7.750%, 06/15/26	188,366
67,000	8.000%, 05/01/31	73,225
	Pilgrim's Pride Corp.*
405,000	5.875%, 09/30/27	431,165
145,000	5.750%, 03/15/25µ	149,575
	Post Holdings, Inc.*
310,000	5.750%, 03/01/27	327,620
105,000	5.500%, 12/15/29^	111,646
72,000	5.625%, 01/15/28^	76,535
291,000	Simmons Foods, Inc.µ*
	7.750%, 01/15/24	312,108
	Vector Group, Ltd.*
345,000	6.125%, 02/01/25µ	344,017
140,000	10.500%, 11/01/26	146,860
		4,754,057
	Energy (1.9%)
210,000	Apergy Corp.
	6.375%, 05/01/26	222,868
210,000	Bruin E&P Partners, LLC*
	8.875%, 08/01/23	137,867
	Buckeye Partners, LP^
205,000	3.950%, 12/01/26	203,467
135,000	5.850%, 11/15/43	128,419
281,000	Calfrac Holdings, LP*
	8.500%, 06/15/26	106,777
592,000	California Resources Corp.*
	8.000%, 12/15/22	202,106
350,000	Chaparral Energy, Inc.*
	8.750%, 07/15/23	130,044
295,000	Cheniere Energy Partners, LP^
	5.625%, 10/01/26	309,927
167,000	Chesapeake Energy Corp.*
	11.500%, 01/01/25	135,793
410,000	DCP Midstream Operating, LP*^"
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	380,314
	Denbury Resources, Inc.
330,000	7.750%, 02/15/24*	265,759
130,000	9.250%, 03/31/22µ*	114,482
84,000	5.500%, 05/01/22	51,418
135,000	Diamond Offshore Drilling, Inc.^
	7.875%, 08/15/25	110,313
200,000	eG Global Finance, PLC*
	6.750%, 02/07/25	202,921
615,000	Energy Transfer Operating, LPµ"
	4.781%, 11/01/66
	3 mo. USD LIBOR + 3.02%	504,082
	EnLink Midstream Partners, LPµ
344,000	4.850%, 07/15/26^	318,312
330,000	6.000%, 12/15/22"
	3 mo. USD LIBOR + 4.11%	230,952

See accompanying Notes to Schedule of Investments

3/2/2020 2:25 PM

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	EP Energy, LLC / Everest
	Acquisition Finance, Inc.* @
255,000	9.375%, 05/01/24	$7,784
166,000	7.750%, 05/15/26	112,532
	Genesis Energy, LP / Genesis
	Energy Finance Corp.
375,000	6.250%, 05/15/26	358,502
360,000	6.500%, 10/01/25	353,705
	Gulfport Energy Corp.
325,000	6.375%, 05/15/25	164,616
225,000	6.000%, 10/15/24^	126,354
66,000	Hess Midstream Partners, LP*^
	5.125%, 06/15/28	68,419
94,000	HighPoint Operating Corp.^
	7.000%, 10/15/22	89,250
68,000	Holly Energy Partners, LP / Holly
	Energy Finance Corp.*
	5.000%, 02/01/28	69,057
135,000	Laredo Petroleum, Inc.^
	10.125%, 01/15/28	120,488
480,000	Lonestar Resources America,
	Inc.*
	11.250%, 01/01/23	314,455
350,000	Magnolia Oil & Gas Operating,
	LLC / Magnolia Oil & Gas Finance
	Corp.*^
	6.000%, 08/01/26	363,067
555,000	McDermott Technologies
	Americas, Inc. / McDermott
	Technology U.S., Inc.*@
	10.625%, 05/01/24	73,890
	Moss Creek Resources Holdings,
	Inc.*
135,000	10.500%, 05/15/27	108,510
135,000	7.500%, 01/15/26	100,533
135,000	Murphy Oil Corp.^
	5.875%, 12/01/27	138,667
125,000	Nine Energy Service, Inc.*
	8.750%, 11/01/23	105,795
170,000	Oasis Petroleum, Inc.*^
	6.250%, 05/01/26	130,036
365,000	Par Petroleum, LLC / Par
	Petroleum Finance Corp.*
	7.750%, 12/15/25	378,467
205,000	Parkland Fuel Corp.*^
	5.875%, 07/15/27	217,751
270,000	Plains All American Pipeline,
	LPµ"
	6.125%, 11/15/22
	3 mo. USD LIBOR + 4.11%	252,577
275,000	SESI, LLC
	7.750%, 09/15/24	171,905
150,000	SM Energy Company^
	6.750%, 09/15/26	136,886
220,000	Targa Resources Partners, LP /
	Targa Resources Partners
	Finance Corp.^
	6.500%, 07/15/27	240,633
	Transocean, Inc.*^
190,000	7.500%, 01/15/26	177,684
130,000	8.000%, 02/01/27	120,943
365,000	Vine Oil & Gas, LP / Vine Oil &
	Gas Finance Corp.*
	8.750%, 04/15/23	188,760
135,000	Viper Energy Partners, LP*^
	5.375%, 11/01/27	140,919
PRINCIPAL
AMOUNT		VALUE
385,000	W&T Offshore, Inc.*
	9.750%, 11/01/23	$365,271
128,000	Weatherford International, Ltd.*
	11.000%, 12/01/24	136,090
260,000	Whiting Petroleum Corp.
	6.625%, 01/15/26	146,831
		9,236,198
	Financials (3.5%)
877,000	Acrisure, LLC / Acrisure Finance,
	Inc.*
	7.000%, 11/15/25	862,630
17,000	AG Issuer, LLC*
	6.250%, 03/01/28	1,581
560,000	Alliant Holdings Intermediate, LLC
	/ Alliant Holdings Co-Issuer*
	6.750%, 10/15/27	589,999
435,000	Ally Financial, Inc.
	8.000%, 11/01/31	615,712
540,000	Amwins Group, Inc.*
	7.750%, 07/01/26	590,746
865,000	Ardonagh Midco 3, PLC*^
	8.625%, 07/15/23	888,087
615,000	AssuredPartners, Inc.*
	7.000%, 08/15/25	626,461
190,000	Bank of America Corp.µ"
	4.300%, 01/28/25
	3 mo. USD LIBOR + 2.66%	190,121
455,000	Brookfield Property REIT, Inc. /
	BPR Cumulus, LLC / BPR
	Nimbus, LLC / GGSI Sellco,
	LLCµ*
	5.750%, 05/15/26	475,691
	Credit Acceptance Corp.µ*
350,000	6.625%, 03/15/26	379,561
237,000	5.125%, 12/31/24	247,948
345,000	Donnelley Financial Solutions, Inc.
	8.250%, 10/15/24	359,873
308,000	Global Aircraft Leasing Company,
	Ltd.*
	6.500%, 09/15/24
	13.750% PIK rate	315,779
417,000	Greystar Real Estate Partners,
	LLCµ*
	5.750%, 12/01/25	432,867
205,000	HAT Holdings I, LLC / HAT
	Holdings II, LLCµ*
	5.250%, 07/15/24	215,996
1,140,000	HUB International, Ltd.*
	7.000%, 05/01/26	1,179,267
	Icahn Enterprises, LP / Icahn
	Enterprises Finance Corp.*
325,000	5.250%, 05/15/27µ	326,228
67,000	4.750%, 09/15/24^	68,670
500,000	ILFC E-Capital Trust II*^"
	4.150%, 12/21/65
	3 mo. USD LIBOR + 1.80%	413,670
620,000	Iron Mountain, Inc.µ*
	5.250%, 03/15/28	648,957
	Jefferies Finance, LLC / JFIN Co-
	Issuer Corp.*
914,000	7.250%, 08/15/24	943,042
350,000	6.250%, 06/03/26µ	368,795

See accompanying Notes to Schedule of Investments

3/2/2020 2:25 PM

				Calamos Global Dynamic Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL			PRINCIPAL
AMOUNT		VALUE	AMOUNT		VALUE
	Ladder Capital Finance Holdings			Mallinckrodt International Finance,
	LLLP / Ladder Capital Finance			SA / Mallinckrodt CB, LLC*
	Corp.µ*		480,000	5.625%, 10/15/23	$189,758
325,000	5.250%, 10/01/25	$335,746	195,000	4.875%, 04/15/20µ	158,583
62,000	4.250%, 02/01/27	61,942	460,000	Par Pharmaceutical, Inc.*^
260,000	Level 3 Financing, Inc.µ			7.500%, 04/01/27	468,156
	5.375%, 05/01/25	268,683	305,000	Team Health Holdings, Inc.*^
640,000	LPL Holdings, Inc.µ*			6.375%, 02/01/25	179,959
	5.750%, 09/15/25	669,123		Tenet Healthcare Corp.
645,000	MetLife, Inc.µ		605,000	6.250%, 02/01/27*^	641,360
	6.400%, 12/15/66	808,811	410,000	4.625%, 07/15/24^	421,230
	Navient Corp.^		365,000	6.875%, 11/15/31	377,357
476,000	5.000%, 03/15/27	475,281	345,000	4.875%, 01/01/26µ*	356,447
275,000	6.750%, 06/25/25	300,948	450,000	Teva Pharmaceutical Finance
290,000	NexBank Capital, Inc.*"&			Company, BVµ^
	6.375%, 09/30/27			2.950%, 12/18/22	434,761
	3 mo. USD LIBOR + 4.59%	297,028		Teva Pharmaceutical Finance
345,000	Radian Group, Inc.µ			Netherlands III, BV^
	4.875%, 03/15/27	365,024	885,000	2.800%, 07/21/23	826,705
375,000	Simmons First National Corp."		495,000	6.000%, 04/15/24µ	504,863
	5.000%, 04/01/28		90,000	2.200%, 07/21/21	88,802
	3 mo. USD LIBOR + 2.15%	391,005	645,000	West Street Merger Sub, Inc.*^
	Springleaf Finance Corp.			6.375%, 09/01/25	637,957
497,000	6.875%, 03/15/25	563,663			12,852,253
350,000	7.125%, 03/15/26	402,794

69,000	6.625%, 01/15/28µ	77,955		Industrials (3.0%)
365,000	Starwood Property Trust, Inc.^		450,000	ACCO Brands Corp.*^
	4.750%, 03/15/25	382,082
				5.250%, 12/15/24	468,641
170,000	Towne Bank"
				Albertsons Companies, Inc. /
	4.500%, 07/30/27
				Safeway, Inc. / New Albertsons,
	3 mo. USD LIBOR + 2.55%	169,280
				LP / Albertsons, LLC*
120,000	Tronox Finance, PLC*^
			340,000	4.625%, 01/15/27	344,872
	5.750%, 10/01/25	120,062
			272,000	4.875%, 02/15/30	279,655
	VICI Properties, LP / VICI Note
				Allison Transmission, Inc.µ*
	Company, Inc.*
			275,000	4.750%, 10/01/27	286,370
272,000	3.750%, 02/15/27	273,389
			165,000	5.000%, 10/01/24	168,931
152,000	4.625%, 12/01/29^	159,068
			70,000	5.875%, 06/01/29	76,566
136,000	4.125%, 08/15/30	138,200
			140,000	American Airlines Group, Inc.µ*^

		17,001,765		5.000%, 06/01/22	145,695
	Health Care (2.7%)		360,000	Arconic, Inc.^
				5.125%, 10/01/24	388,908

679,000	Acadia Healthcare Company,		675,000	ARD Finance, SA*
	Inc.µ			6.500%, 06/30/27
	6.500%, 03/01/24	701,067		7.250% PIK rate	698,433
790,000	Bausch Health Americas, Inc.*			Avolon Holdings Funding, Ltd.µ*
	8.500%, 01/31/27	893,834	137,000	5.250%, 05/15/24	151,071
	Centene Corp.µ*		130,000	2.875%, 02/15/25	131,106
276,000	4.250%, 12/15/27	288,562	365,000	Beacon Roofing Supply, Inc.*^
205,000	4.625%, 12/15/29	221,249		4.875%, 11/01/25	363,531
	CHS/Community Health Systems,			Cascades Inc/Cascades USA,
	Inc.			Inc.*
1,135,000	8.125%, 06/30/24*	1,022,919	207,000	5.125%, 01/15/26^	214,672
295,000	8.000%, 03/15/26*^	308,234	138,000	5.375%, 01/15/28µ	142,882
225,000	6.250%, 03/31/23µ	229,228		Covanta Holding Corp.
765,000	DaVita, Inc.µ		425,000	5.875%, 03/01/24µ	433,793
	5.125%, 07/15/24	782,809	70,000	5.875%, 07/01/25^	72,809
385,000	Endo DAC / Endo Finance, LLC /		390,000	Delphi Technologies, PLC*
	Endo Finco, Inc.*^			5.000%, 10/01/25	432,272
	6.000%, 07/15/23	294,442	140,000	EnerSysµ*
	HCA, Inc.			4.375%, 12/15/27	140,185
1,355,000	5.375%, 02/01/25	1,515,337	590,000	Fly Leasing, Ltd.µ
315,000	7.500%, 11/06/33	399,822		5.250%, 10/15/24	613,827
215,000	Hill-Rom Holdings, Inc.µ*^		68,000	GFL Environmental, Inc.*
	4.375%, 09/15/27	220,214		5.125%, 12/15/26	70,325
660,000	Magellan Health, Inc.µ			Golden Nugget, Inc.*
	4.900%, 09/22/24	688,598	370,000	6.750%, 10/15/24	380,588

See accompanying Notes to Schedule of Investments

3/2/2020 2:25 PM

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
315,000	8.750%, 10/01/25^	$332,294
140,000	Granite Holdings US Acquisition
	Company*
	11.000%, 10/01/27	146,830
175,000	Graphic Packaging International,
	LLCµ*
	4.750%, 07/15/27	189,522
360,000	Great Lakes Dredge & Dock
	Corp.µ
	8.000%, 05/15/22	380,389
480,000	H&E Equipment Services, Inc.^
	5.625%, 09/01/25	502,634
340,000	Herc Holdings, Inc.*^
	5.500%, 07/15/27	355,496
	Hertz Corp.*
275,000	6.000%, 01/15/28^	277,683
171,000	7.625%, 06/01/22µ	177,301
400,000	Jeld-Wen, Inc.*
	4.625%, 12/15/25	410,462
200,000	KeHE Distributors, LLC / KeHE
	Finance Corp.*
	8.625%, 10/15/26	212,582
560,000	Meritor, Inc.µ
	6.250%, 02/15/24	574,414
170,000	Moog, Inc.µ*
	4.250%, 12/15/27	175,041
340,000	Nationstar Mortgage Holdings,
	Inc.*
	6.000%, 01/15/27	346,334
230,000	Navistar International Corp.*
	6.625%, 11/01/25	241,429
272,000	Novelis Corp.*
	4.750%, 01/30/30	273,360
530,000	Park-Ohio Industries, Inc.
	6.625%, 04/15/27	539,935
140,000	Patrick Industries, Inc.*
	7.500%, 10/15/27	152,736
185,000	Scientific Games International,
	Inc.*
	5.000%, 10/15/25	190,491
	Station Casinos, LLC*
343,000	5.000%, 10/01/25^	351,993
238,000	4.500%, 02/15/28	237,550
205,000	Tennant Companyµ
	5.625%, 05/01/25	214,857
200,000	TransDigm UK Holdings, PLC
	6.875%, 05/15/26	213,989
	TransDigm, Inc.
355,000	6.250%, 03/15/26*^	383,844
205,000	7.500%, 03/15/27	224,617
	United Rentals North America,
	Inc.
345,000	5.875%, 09/15/26	368,405
265,000	4.875%, 01/15/28^	276,794
140,000	6.500%, 12/15/26µ	152,510
195,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	201,060
350,000	XPO Logistics, Inc.*^
	6.750%, 08/15/24	379,710
		14,489,394
	Information Technology (0.4%)
140,000	CDK Global, Inc.µ*
	5.250%, 05/15/29	150,691
345,000	CommScope Technologies, LLC*^
	6.000%, 06/15/25	329,951
PRINCIPAL
AMOUNT		VALUE
635,000	Dell International, LLC / EMC
	Corp.µ*
	6.020%, 06/15/26	$742,048
138,000	Fair Isaac Corp.*^
	4.000%, 06/15/28	140,667
420,000	Harland Clarke Holdings Corp.µ*
	8.375%, 08/15/22	365,799
207,000	MTS Systems Corp.*
	5.750%, 08/15/27	218,588
187,000	PTC, Inc.*
	4.000%, 02/15/28	189,730
		2,137,474
	Materials (1.0%)
280,000	Alcoa Nederland Holding, BVµ*
	7.000%, 09/30/26	304,142
140,000	Allegheny Technologies, Inc.
	5.875%, 12/01/27	142,990
195,000	ArcelorMittal, SAµ
	7.000%, 10/15/39	247,590
500,000	Ardagh Packaging Finance, PLC /
	Ardagh Holdings USA, Inc.µ*
	6.000%, 02/15/25	522,670
140,000	Baffinland Iron Mines Corp. /
	Baffinland Iron Mines, LP*
	8.750%, 07/15/26	145,758
67,000	Compass Minerals International,
	Inc.*
	6.750%, 12/01/27	71,885
	First Quantum Minerals, Ltd.*
232,000	7.000%, 02/15/21	232,348
200,000	7.250%, 04/01/23^	199,062
	Freeport-McMoRan, Inc.
180,000	5.000%, 09/01/27^	187,060
125,000	5.450%, 03/15/43	127,523
400,000	INEOS Group Holdings, SAµ*^
	5.625%, 08/01/24	410,594
215,000	JW Aluminum Continuous Cast
	Company*
	10.250%, 06/01/26	225,373
200,000	Kaiser Aluminum Corp.*^
	4.625%, 03/01/28	204,149
70,000	Mineral Resources, Ltd.*
	8.125%, 05/01/27	76,512
335,000	New Gold, Inc.*
	6.375%, 05/15/25	316,196
69,000	Norbord, Inc.*^
	5.750%, 07/15/27	72,542
560,000	PBF Holding Company, LLC /
	PBF Finance Corp.µ
	7.250%, 06/15/25	596,338
275,000	Silgan Holdings, Inc.µ*
	4.125%, 02/01/28	274,783
201,000	Univar Solutions USA, Inc.*
	5.125%, 12/01/27	209,269
		4,566,784
	Real Estate (0.3%)
360,000	CBL & Associates, LP^
	5.250%, 12/01/23	217,737
345,000	Forestar Group, Inc.µ*
	8.000%, 04/15/24	376,512
575,000	MPT Operating Partnership, LP /
	MPT Finance Corp.µ
	5.000%, 10/15/27	606,904

See accompanying Notes to Schedule of Investments

3/2/2020 2:25 PM

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
345,000	Service Properties Trustµ
	4.350%, 10/01/24	$363,622
		1,564,775
	Utilities (0.5%)
204,000	Calpine Corp.µ*
	4.500%, 02/15/28	202,460
70,000	NextEra Energy Operating
	Partners, LPµ*
	4.250%, 07/15/24	73,080
145,000	NGPL PipeCo, LLC*^
	4.875%, 08/15/27	157,553
	NRG Energy, Inc.
228,000	5.750%, 01/15/28^	245,871
175,000	6.625%, 01/15/27µ	188,312
475,000	PPL Capital Funding, Inc.µ"
	4.626%, 03/30/67
	3 mo. USD LIBOR + 2.67%	464,838
	Talen Energy Supply, LLC*
140,000	10.500%, 01/15/26	124,543
70,000	7.250%, 05/15/27^	71,892
360,000	TerraForm Power Operating,
	LLC*^
	5.000%, 01/31/28	390,445
305,000	Vistra Energy Corp.µ*
	8.125%, 01/30/26	326,158
		2,245,152
	TOTAL CORPORATE BONDS
	(Cost $103,759,194)	102,360,833

CONVERTIBLE BONDS (30.1%)

Communication Services (3.0%)
1,247,000	Bharti Airtel, Ltd.*
	1.500%, 02/17/25	1,382,025
100,000EUR	Cellnex Telecom, SAµ
	1.500%, 01/16/26	165,053
20,000,000JPY	CyberAgent, Inc.
	0.000%, 02/19/25	199,433
475,000	GCI Liberty, Inc.µ*
	1.750%, 09/30/46	687,363
250,000	IAC Financeco 3, Inc.*
	2.000%, 01/15/30	289,447
130,000	Intelsat, SA
	4.500%, 06/15/25	56,196
185,000	iQIYI, Inc.*
	2.000%, 04/01/25	188,939
400,000,000KRW Kakao Corp.
	0.000%, 05/11/21	422,763
285,000	Liberty Media Corp.µ
	1.375%, 10/15/23	384,592
4,958,000	Sea, Ltd.*
	1.000%, 12/01/24	5,761,394
4,312,000	Snap, Inc.*
	0.750%, 08/01/26	4,819,285
180,000	Twitter, Inc.
	0.250%, 06/15/24	176,888
165,000	Zynga, Inc.*
	0.250%, 06/01/24	169,551
		14,702,929
Consumer Discretionary (6.1%)
152,000	Baozun, Inc.*
	1.625%, 05/01/24	139,918
PRINCIPAL
AMOUNT		VALUE
16,000,000HKD	China Conch Venture Holdings
	International, Ltd.
	0.000%, 09/05/23	$2,289,208
2,809,000	Ctrip.com International, Ltd.^
	1.990%, 07/01/25	2,906,177
1,900,000EUR	Delivery Hero, SE
	0.250%, 01/23/24	2,121,902
	DISH Network Corp.
410,000	2.375%, 03/15/24	377,850
331,000	3.375%, 08/15/26	322,530
170,000	Guess, Inc.µ*
	2.000%, 04/15/24	184,557
20,000,000JPY	Iida Group Holdings Company,
	Ltd.
	0.000%, 06/18/20	184,215
	Liberty Interactive, LLC
345,000	3.750%, 02/15/30	241,730
324,953	4.000%, 11/15/29	229,327
4,365,000	NIO, Inc.*
	4.500%, 02/01/24	2,542,613
347,000	Pinduoduo, Inc.*^
	0.000%, 10/01/24	383,454
165,000	Quotient Technology, Inc.
	1.750%, 12/01/22	164,094
190,000	RHµ
	0.000%, 06/15/23	237,302
168,500EUR SEB, SA
	0.000%, 11/17/21	339,498
200,000	Shanghai Port Group BVI Holding
	Company, Ltd.
	0.000%, 08/09/22	205,224
	Tesla, Inc.µ
5,189,000	2.375%, 03/15/22	10,689,158
166,000	2.000%, 05/15/24	365,491
1,784,000	Winnebago Industries, Inc.µ*
	1.500%, 04/01/25	1,972,890
24,000,000HKD	Zhongsheng Group Holdings, Ltd.
	0.000%, 05/23/23	3,568,465
		29,465,603
Consumer Staples (0.9%)
1,000,000	Carrefour, SA
	0.000%, 03/27/24	968,630
	Premium Brands Holdings Corp.
2,074,000CAD	4.600%, 12/31/23	1,699,046
1,853,000CAD	4.650%, 04/30/21	1,638,772
179,000	Turning Point Brands, Inc.*
	2.500%, 07/15/24	149,476
		4,455,924
Energy (1.8%)
124,000	Denbury Resources, Inc.*
	6.375%, 12/31/24	77,034
3,300,000	Nabors Industries, Inc.
	0.750%, 01/15/24	2,303,928
	SunEdison, Inc.@
2,261,000	0.250%, 01/15/20	39,477
275,000	2.000%, 10/01/18	4,954
800,000	TOTAL, SAµ
	0.500%, 12/02/22	817,128
5,800,000	Tullow Oil Jersey, Ltd.
	6.625%, 07/12/21	5,615,241
		8,857,762

See accompanying Notes to Schedule of Investments

3/2/2020 2:25 PM

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
Financials (3.0%)
1,700,000EUR	AURELIUS Equity Opportunities
	SE & Co., KGaA
	1.000%, 12/01/20	$1,795,744
880,000	AXA, SAµ*
	7.250%, 05/15/21	990,330
600,000EUR	Corestate Capital Holding, SAµ
	1.375%, 11/28/22	606,067
	JPMorgan Chase Bank, N.A.
14,000,000HKD	0.000%, 10/29/20*	2,131,563
7,000,000	0.000%, 12/30/20µ	7,929,285
300,000EUR	LEG Immobilien, AGµ
	0.875%, 09/01/25	394,325
350,000	Prospect Capital Corp.^
	4.950%, 07/15/22	362,971
210,000	Starwood Property Trust, Inc.µ
	4.375%, 04/01/23	220,584
		14,430,869
Health Care (2.6%)
277,000	BioMarin Pharmaceutical, Inc.µ
	1.500%, 10/15/20	296,002
3,275,000CAD	Canopy Growth Corp.*
	4.250%, 07/15/23	2,301,459
172,000	DexCom, Inc.µ
	0.750%, 12/01/23	273,487
1,179,000	Exact Sciences Corp.
	0.375%, 03/15/27	1,331,857
100,000EUR	GN Store Nord, A/S
	0.000%, 05/21/24	115,932
73,000	Innoviva, Inc.µ
	2.500%, 08/15/25	78,758
2,235,000	Insulet Corp.µ*
	0.375%, 09/01/26	2,511,302
260,000	Luckin Coffee, Inc.*^
	0.750%, 01/15/25	228,431
135,000	Neurocrine Biosciences, Inc.µ
	2.250%, 05/15/24	195,765
220,000	NuVasive, Inc.µ
	2.250%, 03/15/21	290,336
135,000	Pacira BioSciences, Inc.^
	2.375%, 04/01/22	138,862
1,950,000	Repligen Corp.µ
	0.375%, 07/15/24	2,186,243
171,000	Tabula Rasa HealthCare, Inc.*
	1.750%, 02/15/26	190,123
135,000	Teladoc Health, Inc.^
	1.375%, 05/15/25	275,381
1,799,000	Wright Medical Group, Inc.µ
	1.625%, 06/15/23	1,886,719
300,000	WuXi AppTec Company, Ltd.
	0.000%, 09/17/24	344,913
		12,645,570
Industrials (0.3%)
40,000,000JPY	ANA Holdings, Inc.
	0.000%, 09/19/24	365,857
30,000,000JPY	Kandenko Company, Ltd.
	0.000%, 03/31/21	288,734
20,000,000JPY	Nippon Flour Mills Company, Ltd.
	0.000%, 06/20/25	186,936
100,000EUR	Symrise, AGµ
	0.238%, 06/20/24	134,660
PRINCIPAL
AMOUNT		VALUE
200,000	Vinci, SAµ
	0.375%, 02/16/22	$245,403
		1,221,590
	Information Technology (7.5%)
311,000	8x8, Inc.*
	0.500%, 02/01/24	314,071
190,000	Akamai Technologies, Inc.µ
	0.125%, 05/01/25	219,172
	Alteryx, Inc.*
165,000	1.000%, 08/01/26	177,991
165,000	0.500%, 08/01/24	176,873
2,704,000	Coupa Software, Inc.µ*
	0.125%, 06/15/25	3,400,348
2,133,000	CyberArk Software, Ltd.µ*
	0.000%, 11/15/24	2,384,545
185,000	DocuSign, Inc.µ
	0.500%, 09/15/23	238,116
2,117,000	Everbridge, Inc.µ*
	0.125%, 12/15/24	2,250,763
1,000,000	Guidewire Software, Inc.µ^
	1.250%, 03/15/25	1,191,250
113,000	II-VI, Inc.
	0.250%, 09/01/22	115,636
155,000	Inphi Corp.µ
	0.750%, 09/01/21	223,954
2,500,000	j2 Global, Inc.µ
	3.250%, 06/15/29	3,692,388
320,000	Lenovo Group, Ltd.
	3.375%, 01/24/24	344,275
324,000	Lumentum Holdings, Inc.*
	0.500%, 12/15/26	342,393
448,000	Microchip Technology, Inc.
	1.625%, 02/15/27	597,507
77,000	Micron Technology, Inc.
	2.125%, 02/15/33	373,818
186,000	New Relic, Inc.
	0.500%, 05/01/23	183,123
326,000	Okta, Inc.*
	0.125%, 09/01/25	330,755
93,000	ON Semiconductor Corp.µ
	1.000%, 12/01/20	122,011
190,000	Palo Alto Networks, Inc.µ
	0.750%, 07/01/23	211,239
81,000	Pluralsight, Inc.*
	0.375%, 03/01/24	73,734
165,000	Proofpoint, Inc.µ*
	0.250%, 08/15/24	175,525
165,000	Q2 Holdings, Inc.µ*
	0.750%, 06/01/26	198,997
173,000	Silicon Laboratories, Inc.µ
	1.375%, 03/01/22	208,206
145,000EUR SOITEC
	0.000%, 06/28/23	190,624
	Splunk, Inc.µ
3,330,000	0.500%, 09/15/23	4,076,569
1,690,000	1.125%, 09/15/25^	2,139,346
4,915,000	Square, Inc.µ^
	0.500%, 05/15/23	5,932,135
200,000	STMicroelectronics, NVµ
	0.000%, 07/03/22	279,864
93,000	Twilio, Inc.µ
	0.250%, 06/01/23	170,365
190,000	Wix.com, Ltd.^
	0.000%, 07/01/23	235,841

See accompanying Notes to Schedule of Investments

3/2/2020 2:25 PM

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
385,000	Workday, Inc.µ
	0.250%, 10/01/22	$527,348
170,000	Workiva, Inc.*
	1.125%, 08/15/26	160,983
3,473,000	Xero Investments, Ltd.
	2.375%, 10/04/23	4,895,576
195,000	Zendesk, Inc.µ
	0.250%, 03/15/23	290,765
		36,446,106
Materials (3.8%)
250,000	BASF, SE
	0.925%, 03/09/23	242,729
4,232,000	Cemex, SAB de CV~
	3.720%, 03/15/20	4,239,850
480,000,000JPY	Mitsubishi Chemical Holdings
	Corp.
	0.000%, 03/29/24	4,511,836
4,400,000CHF	Sika, AG
	3.750%, 01/30/22	5,998,152
2,500,000	Taiwan Cement Corp.
	0.000%, 12/10/23	3,078,225
10,000,000JPY	Teijin, Ltd.
	0.000%, 12/10/21	102,608
		18,173,400
Real Estate (1.1%)
5,750,000SGD	CapitaLand, Ltd.
	1.950%, 10/17/23	4,283,910
500,000EUR	Grand City Properties, SAµ
	0.250%, 03/02/22	602,414
145,000	IH Merger Sub, LLCµ
	3.500%, 01/15/22	203,046
20,000,000JPY	Relo Group, Inc.
	0.000%, 03/22/21	195,210
		5,284,580
TOTAL CONVERTIBLE BONDS
(Cost $142,097,248)		145,684,333

U.S. GOVERNMENT AND AGENCY SECURITIES (2.9%)

	United States Treasury Note
4,659,000	1.750%, 10/31/20	4,666,098
3,638,000	2.625%, 08/15/20^	3,658,464
3,604,000	2.625%, 11/15/20^	3,634,831
1,183,000	1.875%, 05/31/22	1,198,203
667,000	2.000%, 12/31/21^	675,207
	TOTAL U.S. GOVERNMENT
	AND AGENCY SECURITIES
	(Cost $13,721,317)	13,832,803

BANK LOANS (2.9%)

	Communication Services (0.7%)
246,851	Charter Communications
	Operating, LLC"
	3.400%, 04/30/25
	1 mo. LIBOR + 1.75%	248,510
349,125	Clear Channel Outdoor Holdings,
	Inc.!
	0.000%, 08/21/26	351,035
224,438	CommScope, Inc."
	4.895%, 04/06/26
	1 mo. LIBOR + 3.25%	224,671
PRINCIPAL
AMOUNT		VALUE
149,625	CSC Holdings, LLC"
	4.176%, 04/15/27
	1 mo. LIBOR + 2.50%	$150,467
224,438	Cumulus Media New Holdings,
	Inc."
	5.395%, 03/31/26
	1 mo. LIBOR + 3.75%	226,537
348,214	Frontier Communications Corp."
	5.400%, 06/15/24
	1 mo. LIBOR + 3.75%	352,227
490,918	iHeartCommunications, Inc."
	5.781%, 05/01/26
	1 mo. LIBOR + 4.00%	492,206
265,000	iHeartCommunications, Inc.!
	0.000%, 05/01/26	265,000
631,800	Intelsat Jackson Holdings, SA
	6.625%, 01/02/24	639,811
290,000	Intelsat Jackson Holdings, SA"
	6.305%, 01/02/24
	6 mo. LIBOR + 4.50%	293,625
325,000	Terrier Media Buyer, Inc."
	6.148%, 12/17/26
	3 mo. LIBOR + 4.25%	328,169
		3,572,258
	Consumer Discretionary (0.5%)
258,681	Michaels Stores, Inc."
	4.153%, 01/30/23
	1 mo. LIBOR + 2.50%	250,468
942,643	PetSmart, Inc."
	5.670%, 03/11/22
	1 mo. LIBOR + 4.00%	941,822
478,797	Staples, Inc."
	6.781%, 04/16/26
	1 mo. LIBOR + 5.00%	471,455
643,000	Weight Watchers International,
	Inc."
	6.720%, 11/29/24
	3 mo. LIBOR + 4.75%	644,006
		2,307,751
	Energy (0.2%)
200,000	Buckeye Partners, LP"
	4.531%, 11/01/26
	1 mo. LIBOR + 2.75%	202,042
200,000	Epic Crude Services, LP"
	7.040%, 03/02/26
	6 mo. LIBOR + 5.00%	194,500
354,571	McDermott Technology Americas,
	Inc."
	6.945%, 05/09/25
	3 mo. LIBOR + 5.00%	222,050
125,316	McDermott Technology Americas,
	Inc."
	7.484%, 10/21/21
	3 mo. LIBOR + 10.00%	83,866
297,500	Par Pacific Holdings, Inc."
	8.600%, 01/12/26
	3 mo. LIBOR + 6.75%	299,731
		1,002,189
	Financials (0.2%)
600,000	Connect Finco Sarl!
	0.000%, 12/11/26	604,734

See accompanying Notes to Schedule of Investments

3/2/2020 2:25 PM

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
190,485	GLP Financing, LLC"
	3.281%, 04/28/21
	1 mo. LIBOR + 1.50%	$190,247
558,497EUR	Steenbok Lux Finco 2 Sarl"
	0.000%, 12/31/21
	6 mo. EURIBOR + 10.00%	244,663
		1,039,644
Health Care (0.6%)
713,957	Amneal Pharmaceuticals, LLC"
	5.188%, 05/04/25
	1 mo. LIBOR + 3.50%	656,249
635,713	Bausch Health Cos., Inc."
	4.670%, 06/02/25
	1 mo. LIBOR + 3.00%	639,092
212,500	Bausch Health Cos., Inc."
	4.420%, 11/27/25
	1 mo. LIBOR + 2.75%	213,504
444,378	Gentiva Health Services, Inc."
	5.069%, 07/02/25
	3 mo. LIBOR + 3.25%	446,600
326,508	Mallinckrodt International Finance,
	SA"
	4.695%, 09/24/24
	3 mo. LIBOR + 2.75%	274,389
337,750	Ortho Clinical Diagnostics, SA"
	5.013%, 06/30/25
	1 mo. LIBOR + 3.25%	334,795
612,781	Team Health Holdings, Inc."
	4.395%, 02/06/24
	1 mo. LIBOR + 2.75%	493,001
		3,057,630
Industrials (0.5%)
135,000	Allsup's Convenience Stores,
	Inc."
	7.910%, 11/18/24
	1 mo. LIBOR + 6.25%	135,675
497,500	Berry Global, Inc."
	3.781%, 07/01/26
	1 mo. LIBOR + 2.00%	500,298
285,000	Dun & Bradstreet Corp."
	6.661%, 02/06/26
	1 mo. LIBOR + 5.00%	287,031
209,475	Granite Holdings US Acquisition
	Co."
	7.211%, 09/30/26
	3 mo. LIBOR + 5.25%	209,737
347,342	Navistar International Corp."
	5.170%, 11/06/24
	1 mo. LIBOR + 3.50%	348,818
219,331	RegionalCare Hospital Partners
	Holdings, Inc."
	5.395%, 11/17/25
	1 mo. LIBOR + 3.75%	220,739
430,000	Scientific Games International,
	Inc.!
	0.000%, 08/14/24	429,463
69,470	TransDigm, Inc."
	4.145%, 06/09/23
	1 mo. LIBOR + 2.50%	69,513
		2,201,274
PRINCIPAL
AMOUNT		VALUE
	Information Technology (0.2%)
346,500	BMC Software Finance, Inc."
	5.895%, 10/02/25
	1 mo. LIBOR + 4.25%	$341,956
335,000	Camelot U.S. Acquisition 1 Co."
	4.895%, 10/31/26
	1 mo. LIBOR + 3.25%	337,303
341,139	VFH Parent, LLC"
	5.263%, 03/01/26
	1 mo. LIBOR + 3.50%	342,846
		1,022,105
	TOTAL BANK LOANS
	(Cost $14,470,047)	14,202,851
NUMBER OF
SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (9.7%)
	Consumer Staples (0.1%)
6,364	Energizer Holdings, Inc.µ^
	7.500%, 01/15/22	632,836
	Energy (0.2%)
	NuStar Energy, LP"
16,785	7.625%, 06/15/22
	3 mo. USD LIBOR + 5.64%	381,523
10,625	8.500%, 12/15/21
	3 mo. USD LIBOR + 6.77%	262,438
11,500	NuStar Logistics, LP"
	8.565%, 01/15/43
	3 mo. USD LIBOR + 6.73%	304,405
		948,366
	Financials (1.2%)
5,000	2017 Mandatory Exchangeable
	Trust*
	5.188%, 12/01/20	777,900
24,232	Assurant, Inc.µ
	6.500%, 03/15/21	3,113,812
641	Bank of America Corp.""
	7.250%	1,008,101
649	Wells Fargo & Company""
	7.500%	1,003,068
		5,902,881
	Health Care (1.3%)
25,179	Becton Dickinson and Companyµ
	6.125%, 05/01/20	1,650,483
3,825	Danaher Corp.µ
	4.750%, 04/15/22	4,670,861
		6,321,344
	Industrials (1.2%)
10,000	Colfax Corp.µ
	5.750%, 01/15/22	1,519,500
1,500	Fortive Corp.µ
	5.000%, 07/01/21	1,445,400
24,558	Stanley Black & Decker, Inc.µ
	5.250%, 11/15/22	2,578,344
		5,543,244

See accompanying Notes to Schedule of Investments

3/2/2020 2:25 PM

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
	Information Technology (1.4%)
5,741	Broadcom, Inc.µ
	8.000%, 09/30/22	$6,594,113
	Materials (0.2%)
22,059	International Flavors &
	Fragrances, Inc.µ
	6.000%, 09/15/21	1,074,494
	Real Estate (1.3%)
4,825	Crown Castle International Corp.µ
	6.875%, 08/01/20	6,421,303
	Utilities (2.8%)
48,341	American Electric Power
	Company, Inc.µ
	6.125%, 03/15/22	2,803,778
9,575	Aqua America, Inc.µ
	6.000%, 04/30/22	649,472
20,000	CenterPoint Energy, Inc. (Warner
	Media, LLC, Charter
	Communications Time, Inc.)µ
	7.000%, 09/01/21	961,200
3,250	DTE Energy Companyµ
	6.250%, 11/01/22	166,628
78,088	NextEra Energy, Inc.µ
	4.872%, 09/01/22	4,265,947
	Sempra Energyµ
16,880	6.750%, 07/15/21	2,110,675
13,816	6.000%, 01/15/21	1,749,244
11,765	South Jersey Industries, Inc.µ^
	7.250%, 04/15/21	587,191
		13,294,135
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $42,684,604)	46,732,716

COMMON STOCKS (77.4%)

	Communication Services (10.6%)
4,880	Alphabet, Inc. - Class A~#	6,991,966
86,500	America Movil, SAB de CV - Class
	L	1,442,820
2,082	Cumulus Media, Inc. - Class A#	29,148
20,400	JPY Nintendo Company, Ltd.	7,504,254
96,000	EUR Orange, SA	1,357,053
233,900	HKD Tencent Holdings, Ltd.	11,154,731
48,275	Verizon Communications, Inc.^	2,869,466
1,176,545	GBP Vodafone Group, PLC	2,311,579
125,995	Walt Disney Company^~	17,426,369
		51,087,386
	Consumer Discretionary (7.3%)
34,881	Alibaba Group Holding, Ltd.#	7,206,066
2,940	Amazon.com, Inc.#	5,905,637
64,900	Aptiv, PLC	5,502,871
146,200	GBP Compass Group, PLC	3,614,386
79,625	EUR Daimler, AG	3,687,196
100,000	Ford Motor Company~	882,000
6,800 KRW Hyundai Motor Company		705,923
31,400	Lowe's Companies, Inc.	3,649,936
12,280	Lululemon Athletica, Inc.#	2,939,709
17,525	Newell Brands, Inc.~	342,263
NUMBER OF
SHARES		VALUE
9,000	EUR Porsche Automobil Holding, SE $	606,878
		35,042,865
	Consumer Staples (6.4%)
37,350	Coca-Cola Company	2,181,240
13,400	Costco Wholesale Corp.	4,093,968
49,900	EUR Danone, SA	3,993,219
10,000	Estee Lauder Companies, Inc. -
	Class A	1,951,600
40,900	EUR Kerry Group, PLC - Class A	5,214,805
37,450	CHF Nestlé, SA	4,130,458
25,500	Philip Morris International, Inc.	2,108,850
62,100	Walmart, Inc.	7,109,829
		30,783,969
	Energy (7.9%)
790,950	GBP BP, PLC	4,761,600
191,000	BP, PLC	6,900,830
18,350	Chevron Corp.~	1,966,019
40,000	ConocoPhillips	2,377,200
23,500	Devon Energy Corp.~	510,420
16,800	Energy Transfer, LP	211,512
20,110	Enterprise Products Partners, LP	518,235
59,900	Exxon Mobil Corp.~	3,720,988
3,975	GasLog, Ltd.	25,758
5,080	Magellan Midstream Partners, LP	311,810
45,000	Marathon Petroleum Corp.	2,452,500
91,050	EUR Neste Oyj	3,625,415
24,000	Noble Corp., PLC^#	19,387
120,700	INR Reliance Industries, Ltd.	2,377,955
87,000	EUR Royal Dutch Shell, PLC - Class A	2,280,212
82,300	GBP Royal Dutch Shell, PLC - Class A	2,161,227
98,974	Schlumberger, Ltd.~	3,316,619
7,380	Targa Resources Corp.^	269,370
10,682	Tidewater, Inc.#	162,153
14,361	Transocean, Ltd.^#	65,486
4,287	Weatherford International, PLC^#	122,180
2,500	Williams Companies, Inc.^	51,725
		38,208,601
	Financials (11.4%)
141,400	American International Group,
	Inc.~	7,106,764
22,700	AON, PLC	4,999,675
327,200	Bank of America Corp.~	10,741,976
26,175	Goldman Sachs Group, Inc.	6,223,106
344,400	INR HDFC Bank, Ltd.	5,889,425
201,700	Itau Unibanco Holding, SA	1,534,937
52,175	JPMorgan Chase & Company^	6,905,883
126,282 GBP M&G, PLC#		398,488
98,000	CAD Power Financial Corp.	2,543,676
53,900	Progressive Corp.	4,349,191
158,900	GBP Prudential, PLC	2,825,301
38,250	Wells Fargo & Company	1,795,455
		55,313,877
	Health Care (10.4%)
117,856	Alcon, Inc.^#	6,946,432
59,600	GBP AstraZeneca, PLC	5,830,522
56,115	EUR Bayer, AG	4,503,537
1,885	Biogen, Inc.#	506,782
26,500	Bristol-Myers Squibb Company	1,668,175
74,400	AUD CSL, Ltd.	15,301,744
6,590	Intuitive Surgical, Inc.#	3,688,950

See accompanying Notes to Schedule of Investments

3/2/2020 2:25 PM

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
80,700	Johnson & Johnson~	$ 12,013,809
		50,459,951
	Industrials (7.3%)
190,000	CHF ABB, Ltd.	4,423,567
37,029	EUR Alstom, SA	1,962,546
54,650	SEK Atlas Copco, AB - Class A	1,934,283
13,250	Boeing Company	4,217,077
154,400	CAD CAE, Inc.	4,579,266
27,200	JPY FANUC Corp.	4,953,933
242,500	General Electric Company	3,019,125
42,800	JPY Harmonic Drive Systems, Inc.^	1,904,446
38,200	EUR KION Group, AG	2,391,008
109,150	INR Larsen & Toubro, Ltd.	2,091,835
29,600	JPY Nidec Corp.	3,722,813
1,302	Wabtec Corp.^	96,166
		35,296,065
	Information Technology (12.2%)
5,250	EUR Adyen, NV*#	4,824,261
20,930	ASML Holding, NV	5,874,214
60,000	JPY Canon, Inc.	1,573,458
24,600	JPY Keyence Corp.	8,269,459
37,850	Micron Technology, Inc.#	2,009,456
41,455	Microsoft Corp.~	7,056,885
580,000	EUR Nokia Corp.	2,257,767
4,600	NVIDIA Corp.	1,087,578
23,600	PayPal Holdings, Inc.#	2,687,804
56,500 KRW Samsung Electronics Company,
	Ltd.	2,617,814
58,000	EUR SAP, SE	7,553,405
156,700	Taiwan Semiconductor
	Manufacturing Company, Ltd.~	8,452,398
23,400	Visa, Inc. - Class A~	4,655,898
		58,920,397
	Materials (3.4%)
154,000	CAD Barrick Gold Corp.	2,852,154
224,850	Freeport-McMoRan, Inc.	2,495,835
14,250	Linde, PLC	2,894,602
160,000	AUD Newcrest Mining, Ltd.	3,203,205
30,000	GBP Rio Tinto, PLC	1,604,226
880,000	CAD Yamana Gold, Inc.^	3,584,102
		16,634,124
	Utilities (0.5%)
45,801	EUR Engie, SA#	790,379
10,500	Exelon Corp.	499,695
29,000 EUR RWE, AG		1,005,348
		2,295,422
	TOTAL COMMON STOCKS
	(Cost $464,396,120)	374,042,657
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

PURCHASED OPTIONS (1.1%) #

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
	Consumer Discretionary (0.3%)
30	Alibaba Group Holding, Ltd.
619,770	Call, 06/19/20, Strike $210.00	$43,875
39	Amazon.com, Inc.
7,834,008	Call, 06/18/21, Strike $2,200.00	741,975
2	Booking Holdings, Inc.
366,110	Call, 06/19/20, Strike $1,880.00	23,060
555	EUR Puma, SE
4,018,200	Call, 12/18/20, Strike 76.00	367,775
		1,176,685
	Energy (0.1%)
1,910	BP, PLC
6,900,830	Put, 01/15/21, Strike $35.00	601,650
	Financials (0.0%)
1,050	HDFC Bank, Ltd.
6,014,400	Put, 03/20/20, Strike $55.00	102,375
	Health Care (0.0%)
180	Elanco Animal Health, Inc.
556,200	Call, 07/17/20, Strike $33.00	33,300
	Industrials (0.2%)
	Airbus, SE
507	EUR
6,755,268	Call, 12/18/20, Strike 130.00	724,790
47	EUR
626,228	Call, 03/20/20, Strike 130.00	36,279
588	CSX Corp.
4,488,792	Call, 01/15/21, Strike $85.00	213,150
16	EUR MTU Aero Engines Holdings, AG
439,040	Call, 03/20/20, Strike 280.00	11,800
		986,019
	Information Technology (0.2%)
455	Advanced Micro Devices, Inc.
2,138,500	Call, 05/15/20, Strike $43.00	332,150
	Lam Research Corp.
71
2,117,291	Call, 01/15/21, Strike $300.00	270,687
19
566,599	Call, 06/19/20, Strike $310.00	35,150
70	Shopify, Inc.
3,259,620	Call, 06/19/20, Strike $480.00	342,650
		980,637
	Other (0.2%)
2,700	iShares MSCI EAFE ETF
18,219,600	Put, 02/21/20, Strike $68.00	264,600
2,940	iShares MSCI Emerging Markets
12,380,340	Put, 02/21/20, Strike $43.73	536,550
870	iShares MSCI India ETF
466,320	Put, 03/20/20, Strike $34.00	73,950
96	S&P 500 Index
30,964,992	Put, 02/21/20, Strike $3,150.00	262,080
		1,137,180
	Communication Services (0.1%)	TOTAL PURCHASED OPTIONS
188	Facebook, Inc.	(Cost $4,895,773)	5,440,376

3,795,908	Call, 01/15/21, Strike $205.00	422,530

See accompanying Notes to Schedule of Investments

3/2/2020 2:25 PM

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES	VALUE

SHORT TERM INVESTMENTS (5.2%)

12,746,863	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	$12,753,237
12,634,978	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	12,634,978
TOTAL SHORT TERM
INVESTMENTS
(Cost $25,387,329)	25,388,215
TOTAL INVESTMENTS (150.5%)
(Cost $811,411,632)	727,684,784
NUMBER OF
SHARES		VALUE
(3,030)	NextEra Energy, Inc.	$ (812,646)
(18,012)	Sempra Energy	(2,893,448)
(15,294)	South Jersey Industries, Inc.	(471,055)
		(5,280,656)
TOTAL COMMON STOCKS
SOLD SHORT
(Proceeds $23,767,949)	(32,343,245)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT	VALUE
MANDATORY REDEEMABLE PREFERRED
SHARES, AT LIQUIDATION VALUE (-13.4%)		(65,000,000)
LIABILITIES, LESS OTHER ASSETS¡ (-37.1%)		(179,164,089)
NET ASSETS (100.0%)		$483,520,695
COMMON STOCKS SOLD SHORT (-6.7%) #
	Communication Services (-0.2%)
(23,245)	New York Times Company - Class
	A	(744,072)
	Consumer Discretionary (-2.1%)
(14,450)	Tesla, Inc.	(9,400,736)
(16,790)	Trip.com Group Ltd.	(539,463)
		(9,940,199)
	Consumer Staples (-0.1%)
(10,826)	Energizer Holdings, Inc.	(500,811)
	Financials (-0.7%)
(19,840)	Assurant, Inc.	(2,590,310)
(34,000)	Equitable Holdings, Inc.	(816,680)
		(3,406,990)
	Health Care (-0.3%)
(5,944)	Becton Dickinson and Company	(1,635,670)
	Industrials (-0.5%)
(39,780)	Colfax Corp.	(1,398,665)
(14,500)	Fortive Corp.	(1,086,485)
		(2,485,150)
	Information Technology (-1.3%)
(6,400)	Guidewire Software, Inc.	(720,000)
(33,900)	j2 Global, Inc.	(3,249,654)
(14,900)	Splunk, Inc.	(2,313,374)
		(6,283,028)
	Materials (-0.2%)
(6,452)	International Flavors &
	Fragrances, Inc.	(845,922)
	Real Estate (-0.2%)
(8,147)	Crown Castle International Corp.	(1,220,747)
	Utilities (-1.1%)
(28,700)	CenterPoint Energy, Inc.	(759,976)
(6,614)	Essential Utilities, Inc.	(343,531)

WRITTEN OPTIONS (-0.2%) #

	Consumer Staples (0.0%)
255	Philip Morris International, Inc.
2,108,850	Call, 06/19/20, Strike $90.00	(37,995)
	Financials (0.0%)
1,414	American International Group, Inc.
7,106,764	Call, 06/19/20, Strike $57.50	(77,770)
	Health Care (-0.2%)
807	Johnson & Johnson
12,013,809	Call, 06/19/20, Strike $140.00	(944,190)
	TOTAL WRITTEN OPTIONS
	(Premium $578,333)	(1,059,955)

NOTES TO SCHEDULE OF INVESTMENTS

µSecurity, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $129,371,529 (see Note 7 - Notes Payable).

*Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^Security, or portion of security, is on loan.

"Variable rate security. The rate shown is the rate in effect at January 31, 2020.

&Illiquid security.

@In default status and considered non-income producing.

~Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options,

swaps, or securities sold short. The aggregate value of such securities is $32,959,240.

!This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

""Perpetual maturity.

#Non-income producing security.

***The rate disclosed is the 7 day net yield as of January 31,

2020.

¡As of January 31, 2020, the value of unfunded loan commitments was $52,416 for the Fund. See Notes to Schedule of Investments.

See accompanying Notes to Schedule of Investments

3/2/2020 2:25 PM

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

EUR European Monetary Unit

GBP British Pound Sterling

HKD Hong Kong Dollar

INR Indian Rupee

JPY Japanese Yen

KRW South Korean Won

SEK Swedish Krona

SGD Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

See accompanying Notes to Schedule of Investments

3/2/2020 2:25 PM

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2020

		% of Total
	Value	Investments
US Dollar	$491,183,032	70.7%
European Monetary Unit	53,904,555	7.8%
Japanese Yen	33,963,192	4.9%
British Pound Sterling	23,507,329	3.4%
Canadian Dollar	19,198,475	2.8%
Hong Kong Dollar	19,143,967	2.7%
Australian Dollar	18,504,949	2.7%
Swiss Franc	14,552,177	2.1%
Indian Rupee	10,359,215	1.5%
Singapore Dollar	4,283,910	0.6%
South Korean Won	3,746,500	0.5%
Swedish Krona	1,934,283	0.3%
Total Investments Net of Common Stocks Sold Short and Written Options	$694,281,584	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3/2/2020 2:25 PM

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Dynamic Income Fund (the "Fund") was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

The Fund's investment strategy is to generate a high level of current income with a secondary objective of capital appreciation. Under normal circumstances, the Fund will invest primarily in a globally diversified portfolio of convertible instruments, common and preferred stocks, and income- producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. The Fund, under normal circumstances, will invest at least 40% of its managed assets in securities of foreign issuers in developed and emerging markets, including debt and equity securities of corporate issuers and debt securities of government issuers. "Managed assets" means the Fund's total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund's investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value ("NAV"). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the- counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's net asset value ("NAV").

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at January 31, 2020 was as follows*:

Cost basis of investments	$783,508,305
Gross unrealized appreciation	32,798,555
Gross unrealized depreciation	(122,077,692)
Net unrealized appreciation (depreciation)	$(89,279,137)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 2,600,000 mandatory redeemable preferred shares ("MRPS") with an aggregate liquidation preference of $65.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2020.

	Term
Series	Redemption Date	Dividend Rate	Shares (000's)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	860	$25	$21,500,000
Series B	9/06/24	4.00%	860	$25	$21,500,000
Series C	9/06/27	4.24%	880	$25	$22,000,000
				Total	$65,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated "AA" by Fitch Ratings, Inc. ("Fitch"). If on the first day of a monthly dividend period the MRPS of any class are rated lower than "A" by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS' dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in "Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares" within the Statement of Operations.

The MRPS rank junior to the Fund's borrowings under the SSB Agreement and senior to the Fund's outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the "OC Test") and an asset coverage test with respect to its outstanding senior securities (the "AC Test"). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund's governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.